UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Aug. 31, 2026 USD ($)	Aug. 31, 2026 JPY (¥)	Aug. 31, 2025 JPY (¥)
Cash flows from operating activities
Net income	$ 3,836	¥ 612,932	¥ 708,800
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	1,297	207,177	207,205
Amortization of operating lease right-of-use assets	3,703	591,496	561,048
Share-based compensation	1,830	292,284
Loss on disposal of property and equipment	9	1,410
Loss on disposal of long-term investment	5	820
Change in fair value of marketable securities	(223)	(35,591)	(4,407)
Gain on bargain purchase			(106,805)
Deferred tax benefit	(1,947)	(311,026)	(326,400)
Changes in operating assets and liabilities:
Accounts receivable	5,664	904,826	968,211
Accounts receivable due from related parties	408	65,230	949,237
Contract assets	(2,470)	(394,541)	(219,757)
Contract assets due from related parties	6,416	1,024,820	(420,916)
Inventories	(1,498)	(239,255)	(34,014)
Tax receivables	9	1,507	333,822
Prepayments and other assets	725	115,803	153,955
Prepayments and other assets due from related parties	(116)	(18,596)	(16,047)
Accounts payable	(2,713)	(433,339)	(159,395)
Accounts payable due to a related party	(195)	(31,163)	(4,220)
Contract liabilities	801	128,004	242,691
Contract liabilities due to a related party	(2,434)	(388,765)	264,092
Accrued expenses and other liabilities	(371)	(59,237)	150,496
Accrued expenses and other liabilities due to related parties	(5)	(873)	(96)
Operating lease liabilities	(3,830)	(611,871)	(516,075)
Taxes payable	(210)	(33,566)	(426,683)
Net cash provided by operating activities	8,691	1,388,486	2,304,742
Cash flows from investing activities
Payment for investment			(200,354)
Purchase of property and equipment	(553)	(88,382)	(33,485)
Proceeds from sale of property and equipment	1	107	464
Purchase of intangible assets	(223)	(35,643)	(277)
Acquisitions			(205,000)
Net cash used in investing activities	(775)	(123,918)	(438,652)
Cash flows from financing activities
Proceeds from borrowings	1,878	300,000	100,000
Repayment of borrowings	(15,333)	(2,449,310)	(999,810)
Payments on deferred offering costs	(1,203)	(192,225)	(82,357)
Repayments of finance lease obligation	(223)	(35,611)	(31,398)
Net proceeds from IPO	23,670	3,781,042
Reissuance of treasury shares			149,940
Acquisition of noncontrolling interests in subsidiaries	(2,213)	(353,482)
Net cash (used in) provided by financing activities	6,576	1,050,414	(863,625)
Effect of foreign exchange rate changes on cash and cash equivalents	73	11,640	(9,263)
Net increase in cash and cash equivalents	14,565	2,326,622	993,202
Cash and cash equivalents at the beginning of the period	51,707	8,259,660	7,670,463
Cash and cash equivalents at the end of the period	66,272	10,586,282	8,663,665
Supplementary cash flow information
Cash paid for income taxes	3,792	605,670	80,715
Cash paid for interest expenses	154	24,661	25,987
Non-cash financing and investing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	91	14,508	1,020,425
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	284	45,288	50,771
Remeasurement of operating lease liabilities and right-of-use assets due to modifications	20	3,271
Adjustments to redeemable ordinary shares fair value measurement			39,000
Conversion of redeemable ordinary shares into permanent equity upon IPO	2,449	391,124
Offering cost incurred for IPO	$ 2,656	¥ 424,211